Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under non-cancelable operating leases as of December 31, 2014 are as follows:
	December 31, 2014
	RMB	US$
Operating lease commitments	442	$71